Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Taxes

The reconciliation of income taxes computed at the PRC federal statutory tax rate applicable to the PRC, to income tax expenses are as follows:

	2021	2020
PRC statutory tax rate	25%	25%
Computed expected benefits	$(891,076)	$(241,137)
Temporary differences	(50,911)	(15,205)
Permanent difference	56,227	3,732
Changes in valuation allowance	911,627	268,680
Reported income tax expense	$25,867	$16,070